CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES - Additional Information (Detail)			0 Months Ended	12 Months Ended													0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 08, 2013 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Dec. 31, 2014 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Dec. 31, 2013 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Jun. 24, 2014 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Jun. 24, 2014 Melco Crown Philippines Resorts Corporation [Member] PHP	Apr. 11, 2014 Melco Crown Philippines Resorts Corporation [Member]	Mar. 31, 2014 Melco Crown Philippines Resorts Corporation [Member]	Mar. 13, 2014 Melco Crown Philippines Resorts Corporation [Member]	May 23, 2013 Melco Crown Philippines Resorts Corporation [Member] USD ($)	May 23, 2013 Melco Crown Philippines Resorts Corporation [Member] PHP	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] PHP	Apr. 08, 2013 Melco Crown Philippines Resorts Corporation [Member] USD ($)	Apr. 08, 2013 Melco Crown Philippines Resorts Corporation [Member] PHP	Jun. 24, 2014 Melco Crown Philippines Resorts Corporation [Member] Private Placement [Member] USD ($)	Jun. 24, 2014 Melco Crown Philippines Resorts Corporation [Member] Private Placement [Member] USD ($)	Jun. 24, 2014 Melco Crown Philippines Resorts Corporation [Member] Private Placement [Member] PHP	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] Private Placement [Member] USD ($)	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] Private Placement [Member] PHP	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] Over-Allotment Option [Member] USD ($)	Apr. 24, 2013 Melco Crown Philippines Resorts Corporation [Member] Over-Allotment Option [Member] PHP	May 23, 2013 Stabilizing Agent [Member] USD ($)	May 23, 2013 Stabilizing Agent [Member] PHP
Schedule of Equity Method Investments [Line Items]
Subscribed common shares of subsidiary				2,846,595,000	2,846,595,000	485,177,000	485,177,000				36,024,600	36,024,600	981,183,700	981,183,700	2,846,595,000	2,846,595,000		485,177,000	485,177,000	981,183,700	981,183,700	117,075,000	117,075,000	36,024,600	36,024,600
Consideration value for subscribed shares															$ 69,592,000	2,846,595,000
Increase in additional paid in capital resulting from subscription of common shares			401,000														57,293,000
Common stock value per share	$ 0.01	$ 0.01				$ 0.26	11.30				$ 0.34	14	$ 0.34	14				$ 0.26	11.30	$ 0.34	14	$ 0.34	14	$ 0.34	14
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP	57,293,000				227,134,000
Additional Common Stock Shares Acquired								3,000		400
Number Of Common Stock Sold									200
Total transfer from noncontrolling interests of Melco Crown Entertainment				$ 57,293,000	$ 227,535,000